Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net Earnings (Loss)	$ 3,142	$ 4,109
Effect of Cumulative Dividends on Preferred Shares	(36)	(36)
Net Earnings (Loss) – Basic	3,106	4,073
Effect of Stock-Based Compensation	3	(12)
Net Earnings (Loss) – Diluted	$ 3,109	$ 4,061
Basic – Weighted Average Number of Shares (in shares)	1,850,193	1,895,487
Dilutive Effect of Warrants (in shares)	4,483	22,223
Dilutive effect for stock based compensation (in shares)	8,540	22,135
Diluted - Weighted Average Number of Shares (in shares)	1,863,216	1,939,845
Net Earnings (Loss) Per Share — Basic (in CAD per share)	$ 1.68	$ 2.15
Net Earnings (Loss) Per Share — Diluted (in CAD per share)	$ 1.67	$ 2.09